Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Consolidated Financial Statements [Abstract]
Revenues	$ 282,413,000	$ 249,235,000	$ 238,925,000
Balance sheet items, except for equity accounts	6,897.2000	6,372.6000
Items in the statements of operations and comprehensive loss, and statements of cash flows	6,729	6,450.8000	6,904.2000
Transferred at Point in Time [Member]
Schedule of Consolidated Financial Statements [Abstract]
Revenues	266,934,000	244,646,000	238,399,000
Transferred over Time [Member]
Schedule of Consolidated Financial Statements [Abstract]
Revenues	$ 15,479,000	$ 4,589,000	$ 526,000